Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - $ / shares	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
2019 EIP
Weighted Average Grant Date Fair Value Per RSU
Weighted Average Grant Date Fair Value Per RSU, Expected to vest (in dollars per share)		$ 37.43
Restricted Stock Units (RSUs) | 2019 AEP
Number of RSUs
Outstanding, beginning of period (in shares)	11,601,185
Granted (in shares)	2,603
Cancelled and forfeited (in shares)	173,437
Outstanding, ending of period (in shares)	11,430,351
Number of RSUs, Expected to vest (in shares)	11,430,351
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 54.47	$ 54.47
Granted (in dollars per share)	54.51
Cancelled and forfeited (in dollars per share)	54.51
Weighted Average Grant Date Fair Value Per RSU, Expected to vest (in dollars per share)	$ 54.47
Restricted Stock Units (RSUs) | 2019 EIP
Number of RSUs
Outstanding, beginning of period (in shares)	192,999
Granted (in shares)	0
Vested (in shares)	192,999
Cancelled and forfeited (in shares)	0
Outstanding, ending of period (in shares)	0
Number of RSUs, Expected to vest (in shares)	0	192,999
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 0	$ 51.00
Granted (in dollars per share)
Vested (in dollars per share)	51.00
Cancelled and forfeited (in dollars per share)
Weighted Average Grant Date Fair Value Per RSU, Expected to vest (in dollars per share)	$ 0
Restricted Stock Units (RSUs) | 2022 RSU Plan
Number of RSUs
Outstanding, beginning of period (in shares)	11,129,734
Granted (in shares)	17,134,484
Vested (in shares)	351,022
Cancelled and forfeited (in shares)	454,247
Outstanding, ending of period (in shares)	27,458,949
Number of RSUs, Expected to vest (in shares)	27,458,949	284,036,000,000
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 40.69	$ 35.87
Granted (in dollars per share)	43.68
Vested (in dollars per share)	31.28
Cancelled and forfeited (in dollars per share)	39.93
Weighted Average Grant Date Fair Value Per RSU, Expected to vest (in dollars per share)	$ 40.69	40.47
Executive Awards | 2022 RSU Plan
Number of RSUs
Outstanding, beginning of period (in shares)	0
Executed Awards converted from liability awards (in shares)	1,875,202
Granted (in shares)	0
Vested (in shares)	588,235
Cancelled and forfeited (in shares)	0
Outstanding, ending of period (in shares)	1,286,967
Number of RSUs, Expected to vest (in shares)	1,286,967
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 51.00
Executed Awards converted from liability awards (in dollars per share)	51.00
Granted (in dollars per share)	0
Vested (in dollars per share)	51.00
Cancelled and forfeited (in dollars per share)
Weighted Average Grant Date Fair Value Per RSU, Expected to vest (in dollars per share)	$ 51.00